Government Contracts - Additional Information (Detail)	1 Months Ended							3 Months Ended						12 Months Ended		22 Months Ended
	Mar. 31, 2018 USD ($)	Feb. 28, 2018 USD ($)	Dec. 31, 2017 USD ($)	Apr. 30, 2017 USD ($)	Feb. 28, 2017 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($) Option	Mar. 31, 2018 USD ($) Option	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) Option	Dec. 31, 2016 USD ($)	Mar. 31, 2018 USD ($) Option	Mar. 12, 2018 USD ($)
Government Contracts [Line Items]
Grant revenue								$ 1,153,000	$ 993,000	$ 597,000	$ 249,000	$ 140,000	$ 335,000	$ 1,979,000	$ 335,000
Revenue included in other receivables	$ 1,219,000		$ 1,011,000					1,219,000	1,011,000				304,000	1,011,000	304,000	$ 1,219,000
Amount payable under agreement	982,000		3,470,000					982,000	3,470,000				1,139,000	3,470,000	1,139,000	$ 982,000
U.S. Department of Defense [Member]
Government Contracts [Line Items]
Contract term						2 years
Potential grant amount awarded						$ 1,500,000
Grant revenue								100,000				$ 100,000		700,000
Revenue included in other receivables			100,000						100,000				$ 300,000	100,000	$ 300,000
Niaid [Member]
Government Contracts [Line Items]
Contract term		12 months			12 months
Grant revenue								$ 500,000						400,000
Niaid [Member] | Base Period Contracts [Member]
Government Contracts [Line Items]
Potential grant amount awarded					$ 600,000
Niaid [Member] | Option Period Contracts [Member]
Government Contracts [Line Items]
Contract term		12 months
Potential grant amount awarded					$ 400,000
Potential grant amount exercised		$ 400,000
Niaid [Member] | Other Receivables [Member] | Maximum [Member]
Government Contracts [Line Items]
Revenue invoiced but unpaid			100,000						100,000					100,000
Niaid [Member] | Spero Cantab [Member] | Cantab Anti Infectives Ltd. [Member] | Cantab Agreements [Member]
Government Contracts [Line Items]
Number of option period for funding from government contract | Option							3
Maximum received fund			1,300,000											$ 1,300,000
Maximum potential funding from government contract							$ 6,000,000
Niaid [Member] | Spero Cantab [Member] | Cantab Anti Infectives Ltd. [Member] | Cantab Agreements [Member] | First Option [Member]
Government Contracts [Line Items]
Number of option period for funding from government contract | Option								2						2		2
Committed amount from government contract								$ 5,400,000						$ 5,100,000		$ 5,400,000
Niaid [Member] | Spero Cantab [Member] | Pro Bono Bio PLC [Member] | Cantab Agreements [Member]
Government Contracts [Line Items]
Amount paid upfront as part of agreement	300,000
Amount payable under agreement	$ 100,000							100,000								$ 100,000
CARB-X [Member]
Government Contracts [Line Items]
Contract term				12 months
Potential grant amount awarded				$ 1,500,000
Grant revenue								$ 500,000						900,000
Revenue included in other receivables			$ 700,000						$ 700,000					$ 700,000
Potential grant amount exercised				$ 0
CARB-X [Member] | First Option [Member]
Government Contracts [Line Items]
Potential grant amount awarded																	$ 400,000